Other current operating liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 54,921	SFr 24,284
Indirect taxes (VAT/GST) payables	19,233	6,115
Social security payables	40,837	3,097
Other current liabilities	6,682	2,617
Other current operating liabilities	SFr 121,673	SFr 36,113